August 3, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Connecticut Intermediate Municipal Bond Fund Registration Statement File No. 33-47489:811-6642 CIK No. 887073

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 27, 2006.

Very truly yours, /s/ Joanna Krzyzanowska Joanna Krzyzanowska